Share Capital - Schedule of Share Capital (Parenthetical) (Detail) € in Millions			12 Months Ended
	Nov. 03, 2017 EUR (€) shares	Nov. 03, 2017 $ / shares	Dec. 31, 2017 EUR (€) shares
Disclosure of classes of share capital [line items]
Share issued			28,928,950
Proceeds from issue of ordinary shares | €			€ 259
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Share issued	28,750,000
Share issued price per share | $ / shares		$ 11.00
Proceeds from issue of ordinary shares | €	€ 259
Share issuance, arrangement fees | €	€ 12
Treasury shares held			38,597
Employees [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Share issued			125,000
Board members [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Share issued			53,950